INTANGIBLE ASSETS - Changes During Period (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 34,050
Ending balance	47,318	$ 34,050
Distribution rights
Changes in intangible assets other than goodwill [abstract]
Beginning balance	19
Ending balance	0	19
Customer contracts
Changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	0	0
License agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	92
Ending balance	85	92
Customer Lists
Changes in intangible assets other than goodwill [abstract]
Beginning balance	23,910
Ending balance	27,764	23,910
Software
Changes in intangible assets other than goodwill [abstract]
Beginning balance	767
Ending balance	3,592	767
Patents/ Trademarks
Changes in intangible assets other than goodwill [abstract]
Beginning balance	1,707
Ending balance	8,430	1,707
Patents/ Trademarks | Trademark and trade names
Changes in intangible assets other than goodwill [abstract]
Beginning balance	1,700
Ending balance	8,000	1,700
Non-compete agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	7,555
Ending balance	7,447	7,555
Software Licenses
Changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	900	0
Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Beginning balance	42,137	18,272
Additions – separately acquired	3,560	83
Additions through business acquisitions	11,700	24,035
Net foreign exchange differences	2,078	(253)
Ending balance	59,475	42,137
Gross carrying amount | Distribution rights
Changes in intangible assets other than goodwill [abstract]
Beginning balance	2,697	2,607
Additions – separately acquired	0	0
Additions through business acquisitions	0	0
Net foreign exchange differences	182	90
Ending balance	2,879	2,697
Gross carrying amount | Customer contracts
Changes in intangible assets other than goodwill [abstract]
Beginning balance	1,037	1,001
Additions – separately acquired	0	0
Additions through business acquisitions	0	0
Net foreign exchange differences	70	36
Ending balance	1,107	1,037
Gross carrying amount | License agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	302	302
Additions – separately acquired	0	0
Additions through business acquisitions	0	0
Net foreign exchange differences	0	0
Ending balance	302	302
Gross carrying amount | Customer Lists
Changes in intangible assets other than goodwill [abstract]
Beginning balance	26,206	10,249
Additions – separately acquired	0	0
Additions through business acquisitions	5,284	16,213
Net foreign exchange differences	1,151	(256)
Ending balance	32,641	26,206
Gross carrying amount | Software
Changes in intangible assets other than goodwill [abstract]
Beginning balance	1,783	1,700
Additions – separately acquired	3,108	83
Additions through business acquisitions	0	0
Net foreign exchange differences	0	0
Ending balance	4,891	1,783
Gross carrying amount | Patents/ Trademarks
Changes in intangible assets other than goodwill [abstract]
Beginning balance	2,216	2,215
Additions – separately acquired	452	0
Additions through business acquisitions	6,088	0
Net foreign exchange differences	179	1
Ending balance	8,935	2,216
Gross carrying amount | Non-compete agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	7,896	198
Additions – separately acquired	0	0
Additions through business acquisitions	328	7,822
Net foreign exchange differences	496	(124)
Ending balance	8,720	7,896
Accumulated depreciation and impairments
Changes in intangible assets other than goodwill [abstract]
Beginning balance	8,087	5,704
Net foreign exchange differences	341	114
Amortization	3,729	1,890
Impairments		379
Ending balance	12,157	8,087
Accumulated depreciation and impairments | Distribution rights
Changes in intangible assets other than goodwill [abstract]
Beginning balance	2,678	2,561
Net foreign exchange differences	181	88
Amortization	20	29
Impairments		0
Ending balance	2,879	2,678
Accumulated depreciation and impairments | Customer contracts
Changes in intangible assets other than goodwill [abstract]
Beginning balance	1,037	998
Net foreign exchange differences	70	35
Amortization	0	4
Impairments		0
Ending balance	1,107	1,037
Accumulated depreciation and impairments | License agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	210	204
Net foreign exchange differences	0	0
Amortization	7	6
Impairments		0
Ending balance	217	210
Accumulated depreciation and impairments | Customer Lists
Changes in intangible assets other than goodwill [abstract]
Beginning balance	2,296	1,107
Net foreign exchange differences	77	0
Amortization	2,504	1,189
Impairments		0
Ending balance	4,877	2,296
Accumulated depreciation and impairments | Software
Changes in intangible assets other than goodwill [abstract]
Beginning balance	1,016	765
Net foreign exchange differences	0	0
Amortization	283	251
Impairments		0
Ending balance	1,299	1,016
Accumulated depreciation and impairments | Patents/ Trademarks
Changes in intangible assets other than goodwill [abstract]
Beginning balance	509	19
Net foreign exchange differences	0	(9)
Amortization	(4)	120
Impairments		379
Ending balance	505	509
Accumulated depreciation and impairments | Non-compete agreements
Changes in intangible assets other than goodwill [abstract]
Beginning balance	341	50
Net foreign exchange differences	13	0
Amortization	919	291
Impairments		0
Ending balance	$ 1,273	$ 341